Balance Sheets (Parenthetical) - USD ($)	Nov. 30, 2016	May 31, 2016	May 31, 2015
Accumulated Depreciation	$ 6,250
Accumulated Amortization	$ 15,625
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized shares	10,000,000	10,000,000	10,000,000
Preferred stock, issued shares	1,200,000	1,200,000	1,000,000
Preferred stock, outstanding shares	1,200,000	1,200,000	1,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized	100,000,000	100,000,000	100,000,000
Common stock, Issued	15,114,055	13,040,471	12,168,905
Common stock, outstanding	15,114,055	13,040,471	12,168,905
Loans Payable [Member]
Capitalized financing costs	$ 69,370
Convertible Notes Payable [Member]
Capitalized financing costs	0	$ 7,735
Line of Credit [Member]
Capitalized financing costs	$ 236,266	$ 0